Class A C F I I And Class I S [Member] Investment Objectives and Goals - Class A, C, FI, I and Class IS - Western Asset Short Duration Municipal Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to generate high current income exempt from regular federal income tax while preserving capital.